Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net loss for the year	$ (42,000)	$ (27,756)
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	3,486	4,097
Stock based compensation	1,885	1,559
(Gain) loss on asset disposals	120	(19)
Advance payment	314	(1,218)
Amortization of debt discount and debt issuance costs	475	0
Other	2,501	2,144
Changes in operating assets and liabilities:
Accounts receivable	(2,849)	2,838
Unbilled receivables	(1,113)	(3,898)
Inventory	(3,985)	(852)
Prepaid expenses	3,484	(4,200)
Accounts payable and accrued liabilities	(2,217)	8,632
Deferred revenue	(682)	3,035
Net cash used in operating activities	(40,581)	(15,638)
FINANCING ACTIVITIES
Proceeds from issuance of share capital	18,931	2,420
Proceeds from long-term debt	25,000	0
Payment of debt issuance costs	(1,872)	0
Net cash provided by financing activities	42,059	2,420
INVESTING ACTIVITIES
Restricted cash	(5,580)	(1,920)
Proceeds from sale of assets	0	541
Acquisition of property, plant and equipment	(9,179)	(4,576)
Acquisition of intangibles	(227)	(447)
Acquisition of other assets	0	(1,877)
Net cash used in investing activities	(14,986)	(8,279)
Foreign exchange translation adjustment on cash	830	132
Decrease in cash	(12,678)	(21,365)
Cash, beginning of year	19,060	40,425
Cash, end of year	6,382	19,060
Cash paid during the year for:
Interest	16	3
Income taxes	359	179
Noncash items during the year:
Payment-in-kind ("PIK") interest	$ 665	$ 0